Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 127,820	$ 126,197
Accumulated amortization	(44,906)	(32,765)
Impairment amount
Net carrying value	82,914	93,432
Rights to electrical capacity [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	51,710	51,710
Accumulated amortization	(70)
Impairment amount
Net carrying value	51,640	51,710
Technologies [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	63,633	63,633
Accumulated amortization	(38,854)	(28,281)
Impairment amount
Net carrying value	24,779	35,352
Patents, trademarks, royalties and other rights [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	10,735	9,168
Accumulated amortization	(5,182)	(3,765)
Impairment amount
Net carrying value	5,553	5,403
Software [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	1,742	1,686
Accumulated amortization	(800)	(719)
Impairment amount
Net carrying value	$ 942	$ 967